Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 30,696	€ 44,687
Scrap stock, slow moving & obsolete accrual	1,339	318
Work carried out by other companies	1,427	2,085
Total	€ 33,462	€ 47,090